COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	The following table presents the Company’s commitments and contractual obligations and the Company’s accrued settlement to the SEC as of December 31, 2021

	Payments due by period as of December 31, 2021
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Unrecorded contractual obligations:
Purchase obligations	$504,715	$35,424	$469,291	$—	$—
Recorded contractual obligations:
Accrued SEC settlement	100,000	50,000	50,000	—	—
FCPM License	45,377	11,344	34,033	—	—

	$650,092	$96,768	$553,324	$—	$—